T. ROWE PRICE International Disciplined Equity Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.0%
Common Stocks 1.0%
BHP Group (GBP) (1) 105,725 3,649
Total Australia (Cost $1,898) 3,649
BELGIUM 1.6%
Common Stocks 1.6%
Groupe Bruxelles Lambert  64,877 6,139
Total Belgium (Cost $4,974) 6,139
CANADA 0.5%
Common Stocks 0.5%
Teck Resources, Class B  33,400 1,793
Total Canada (Cost $1,071) 1,793
DENMARK 1.5%
Common Stocks 1.5%
Novo Nordisk, Class B  95,803 5,689
Total Denmark (Cost $5,117) 5,689
FINLAND 1.1%
Common Stocks 1.1%
Sampo, Class A  373,958 4,170
Total Finland (Cost $3,085) 4,170
FRANCE 11.7%
Common Stocks 11.7%
Airbus  18,764 4,296
AXA  132,673 6,050
Euronext  25,663 3,594
LVMH Moet Hennessy Louis Vuitton  7,719 4,982
Sanofi  76,155 7,183
Schneider Electric  11,982 3,435
Societe Generale  48,008 4,207

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Thales  8,418 2,577
TotalEnergies  54,718 3,980
Wendel  44,276 4,277
Total France (Cost $33,012) 44,581
GERMANY 9.3%
Common Stocks 7.1%
adidas  32,891 5,831
Beiersdorf  38,135 4,549
Infineon Technologies  45,663 2,232
Siemens  21,000 6,349
Symrise  69,481 5,849
Traton  62,942 2,453
27,263
Preferred Stocks 2.2%
Henkel  68,745 6,039
Volkswagen  18,066 2,192
8,231
Total Germany (Cost $29,813) 35,494
ITALY 2.3%
Common Stocks 2.3%
Generali (1) 96,732 3,946
PRADA (HKD)  935,200 4,781
Total Italy (Cost $8,568) 8,727
JAPAN 21.7%
Common Stocks 21.7%
Hamamatsu Photonics  196,800 2,199
Hoya  11,200 1,879
Keyence  9,200 3,375
Mitsubishi Electric  171,500 5,361
Mitsubishi UFJ Financial Group  351,800 6,371
NIDEC  301,400 4,312
Nippon Sanso Holdings (1) 107,500 3,262
Nissan Chemical (1) 69,800 2,406
NTT  4,258,800 4,280
Olympus  369,900 4,418

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Omron  250,700 6,397
Renesas Electronics (2) 265,700 4,417
Seven & i Holdings  265,600 3,804
Shimadzu  160,500 4,350
Shimano  61,800 7,044
Sony Group  126,200 2,782
Suntory Beverage & Food  207,400 6,570
Tokyo Electron  12,000 3,198
Unicharm (1) 1,019,100 6,189
Total Japan (Cost $75,151) 82,614
NETHERLANDS 7.0%
Common Stocks 7.0%
ASML Holding  4,089 5,863
EXOR  83,557 6,861
Heineken  74,397 6,141
ING Groep  85,509 2,522
Koninklijke Philips  188,090 5,401
Total Netherlands (Cost $16,911) 26,788
PHILIPPINES 1.7%
Common Stocks 1.7%
Ayala  734,680 6,313
Total Philippines (Cost $6,981) 6,313
SPAIN 4.7%
Common Stocks 4.7%
Amadeus IT Group  77,836 5,219
Cellnex Telecom  215,093 6,653
Redeia (1) 353,970 6,117
Total Spain (Cost $17,419) 17,989
SWEDEN 7.4%
Common Stocks 7.4%
Alfa Laval  75,367 4,365
Industrivarden, Class C  118,681 5,942
Investor, Class B  165,587 6,385
L E Lundbergforetagen, Class B  123,681 7,368

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Trelleborg, Class B  97,147 3,931
Total Sweden (Cost $16,440) 27,991
SWITZERLAND 8.3%
Common Stocks 8.3%
Amcor, CDI (AUD)  162,848 7,067
Nestle  75,694 7,223
Novartis  23,476 3,483
Roche Holding  10,920 4,966
SGS  50,525 6,081
Sika  15,015 2,881
Total Switzerland (Cost $25,370) 31,701
UNITED KINGDOM 12.3%
Common Stocks 12.3%
Aviva  573,020 4,995
BP  417,133 2,645
BT Group  1,296,484 3,408
Diageo  172,684 3,974
GSK  134,208 3,471
Mondi  363,756 4,251
National Grid  158,274 2,689
Reckitt Benckiser Group  25,412 2,120
Segro  343,569 3,579
Shell  104,796 4,028
Smith & Nephew  209,818 3,576
Standard Chartered  120,340 3,079
Unilever (EUR)  72,960 4,967
Total United Kingdom (Cost $36,644) 46,782
SHORT-TERM INVESTMENTS 6.7%
Money Market Funds 6.7%
T. Rowe Price Government Reserve Fund, 3.76% (3)(4) 25,424,587 25,425
Total Short-Term Investments (Cost $25,425) 25,425

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JP MORGAN CHASE BANK 2.9%
Money Market Funds 2.9%
T. Rowe Price Treasury Reserve Fund, 3.74% (3)(4) 11,148,900 11,149
Total Investments in a Pooled Account through Securities Lending Program with JP Morgan Chase Bank 11,149
Total Securities Lending Collateral (Cost $11,149) 11,149
Total Investments in Securities  101.7%
(Cost $319,028) $ 386,994
Other Assets Less Liabilities (1.7)% (6,318)
Net Assets 100.0% $ 380,676
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2026.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
EUR Euro
GBP British Pound
HKD Hong Kong Dollar

T. ROWE PRICE International Disciplined Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 202++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 202+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 38,978  ¤  ¤ $ 25,425
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 11,149
Total $ 36,574^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $202 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $36,574.

T. ROWE PRICE International Disciplined Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Disciplined
Equity Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). At a Board meeting held on December 9, 2025, the Board approved the reorganization of the fund into the T. Rowe Price Overseas
Stock Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes whereby the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for Investor and I Class shares of the Acquiring fund. The reorganization is anticipated to close on or around April 17, 2026. After the reorganization, the fund will be formally terminated. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE International Disciplined Equity Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE International Disciplined Equity Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE International Disciplined Equity Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F106-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 342,189 $ — $ 342,189
Preferred Stocks — 8,231 — 8,231
Short-Term Investments 25,425 — — 25,425
Securities Lending Collateral 11,149 — — 11,149
Total $ 36,574 $ 350,420 $ — $ 386,994